OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)		Jun. 30, 2023 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Financial assets
Loans to an unrelated company	$ 12,022	[1]	¥ 87,200	[1]	$ 12,120		¥ 83,600	[1]	¥ 83,600	[2]
Deposit	76		556		114	[2]	790		863
Others	138		1,000		145		1,000		1,000
Financia assets amount	12,236		88,756		12,379		85,390		85,463
Staff advance	35		249		34		237		697
Others	12		87		13		90		280
Total amount	47		336		47		327		977
Impairment allowance	(1,353)		(9,813)		(433)		(2,984)		(239)
Total	$ 10,930		¥ 79,279		11,993		82,733		¥ 86,201
Loan payable					11,599		80,000
Interest receivable					$ 521		¥ 3,600

[1]	The balance as of June 30, 2023 consisted of a loan in the amount of CNY80,000 (US$11,029) and the corresponding interest receivable amounted to CNY7,200 (US$993) from an unrelated company, Shenzhen Chaopeng Investment Co., Ltd. The loan was extended for another year to June 30, 2024 when it was due to mature on June 30, 2023. The loan is interest-bearing at a rate of 9% per annum and guaranteed by Shenzhen Feishang Investment Co., Limited, a company unrelated to the Group.
[2]	The balance as of December 31, 2022 consisted of a loan in the amount of CNY80,000 (US$11,599) and the corresponding interest receivable amounted to CNY3,600 (US$521) from Shenzhen Qianhai, a subsidiary of the Company, to an unrelated company, Shenzhen Chaopeng Investment Co., Ltd. The loan was originally provided on June 30, 2021, and will mature in one year. On June 30, 2022, the loan was extended for another year to June 30, 2023. The loan is interest-bearing at a rate of 9% per annum and guaranteed by Shenzhen Feishang Investment Co., Limited, a company unrelated to the Group.